Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares NIS 0.01 par value [Member]		Treasury stock [Member]	Additional paid-in capital [Member]		Retained earnings (accumulated losses) [Member]
Balance, value at Dec. 31, 2010	$ 53,992	$ 132		$ (1,898)	$ 60,452		$ (4,694)
Balance, shares at Dec. 31, 2010		31,370,359		(2,092,376)
Exercise of share options and RSUs, value	146	1			145
Exercise of share options and RSUs, shares		439,981
Share based compensation expense	417				417
Net income	5,378						5,378
Balance, value at Dec. 31, 2011	59,933	133		(1,898)	61,014		684
Balance, shares at Dec. 31, 2011		31,810,340		(2,092,376)
Exercise of share options and RSUs, value			[1]			[1]
Exercise of share options and RSUs, shares		178,969
Share based compensation expense	401				401
Net income	3						3
Balance, value at Dec. 31, 2012	60,337	133		(1,898)	61,415		687
Balance, shares at Dec. 31, 2012	29,896,933	31,989,309		(2,092,376)
Exercise of share options and RSUs, value	1,172	1			1,171
Exercise of share options and RSUs, shares		508,593
Share based compensation expense	380				380
Net income	7						7
Balance, value at Dec. 31, 2013	$ 61,896	$ 134		$ (1,898)	$ 62,966		$ 694
Balance, shares at Dec. 31, 2013	30,405,526	32,497,902		(2,092,376)

[1]	Less than $ 1 thousand